Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 15,703,740	$ 18,816,535
Restricted cash		4,815	3,605
Accounts receivable		11,346,858	11,024,450
Advanced to suppliers		12,136,967	9,708,899
Prepaid expenses and other current assets		2,703,660	2,041,112
TOTAL CURRENT ASSETS		41,896,040	41,594,601
NON-CURRENT ASSETS:
Plant and equipment, net		109,955	133,558
Intangible assets, net		4,808,447	5,293,126
Operating lease right-of-use assets, net		433,281	695,571
Deferred offering costs			1,571,328
Equity investments		1,987,358	1,992,206
TOTAL NON-CURRENT ASSETS		7,339,041	9,685,789
TOTAL ASSETS		49,235,081	51,280,390
CURRENT LIABILITIES:
Accounts payable		13,672,062	13,034,836
Contract liabilities		3,342,088	2,830,068
Accrued expenses and other current liabilities		620,649	555,714
Operating lease liabilities		345,932	336,046
Due to related party			107,361
Taxes payable		50,089	19,466
TOTAL CURRENT LIABILITIES		18,030,820	16,883,491
NON-CURRENT LIABILITY:
Operating lease liabilities		9,189	351,856
TOTAL NON-CURRENT LIABILITY		9,189	351,856
TOTAL LIABILITIES		18,040,009	17,235,347
SHAREHOLDERS’ EQUITY:
Additional paid-in capital		10,856,609	16,203,206
Retained earnings		21,958,617	19,581,470
Accumulated other comprehensive loss		(1,591,078)	(1,772,669)
TOTAL GAMEHAUS’ SHAREHOLDERS’ EQUITY		31,229,505	34,017,007
Non-controlling interests		(34,433)	28,036
TOTAL SHAREHOLDERS’ EQUITY		31,195,072	34,045,043	$ 25,560,711
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		49,235,081	51,280,390
Gamehaus Inc [Member]
CURRENT ASSETS:
Cash and cash equivalents			18,816,535	16,009,655
Restricted cash			3,605	8,337
Accounts receivable			11,024,450	16,551,204
Advanced to suppliers			9,708,899	11,812,878
Prepaid expenses and other current assets			2,041,112	2,731,765
TOTAL CURRENT ASSETS			41,594,601	47,113,839
NON-CURRENT ASSETS:
Plant and equipment, net			133,558	164,381
Intangible assets, net			5,293,126	5,767,473
Operating lease right-of-use assets, net			695,571	402,423
Deferred offering costs			1,571,328	270,896
Equity investments			1,992,206	2,001,219
TOTAL NON-CURRENT ASSETS			9,685,789	8,606,392
TOTAL ASSETS			51,280,390	55,720,231
CURRENT LIABILITIES:
Accounts payable			13,034,836	25,936,807
Contract liabilities			2,830,068	2,986,364
Accrued expenses and other current liabilities			555,714	806,463
Operating lease liabilities			336,046	387,118
Due to related party			107,361
Taxes payable			19,466	30,594
TOTAL CURRENT LIABILITIES			16,883,491	30,147,346
NON-CURRENT LIABILITY:
Operating lease liabilities			351,856	12,174
TOTAL NON-CURRENT LIABILITY			351,856	12,174
TOTAL LIABILITIES			17,235,347	30,159,520
SHAREHOLDERS’ EQUITY:
Ordinary shares, value			7,541	7,541
Preferred shares, value			7,474	7,474
Additional paid-in capital			16,193,191	16,193,191
Retained earnings			19,581,470	11,333,048
Accumulated other comprehensive loss			(1,772,669)	(1,665,966)
TOTAL GAMEHAUS’ SHAREHOLDERS’ EQUITY			34,017,007	25,875,288
Non-controlling interests			28,036	(314,577)
TOTAL SHAREHOLDERS’ EQUITY			34,045,043	25,560,711
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			51,280,390	$ 55,720,231
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	3,797	3,440
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares, value		$ 1,560	$ 1,560

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.